FINANCIAL RISK MANAGEMENT (Details 16) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	S/ 201,454,964	S/ 188,515,766
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	154,246,748	148,601,779
Derivative financial liabilities
Contractual amounts receivable (Inflows)	6,682,203	3,299,071
Contractual amounts payable (outflows)	4,933,898	4,762,429
Total liabilities	1,748,305	(1,463,358)
Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	109,045,074	101,088,345
Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	23,411,112	24,773,087
Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	306,533	233,425
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	362,310	168,089
Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	17,056,705	18,401,448
Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	4,065,014	3,937,385
Up to one month [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	29,402,396	32,066,988
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	36,011,933	35,069,382
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,537,102	150,149
Contractual amounts payable (outflows)	556,987	1,117,375
Total liabilities	980,115	(967,226)
Up to one month [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	30,659,602	28,360,646
Up to one month [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	2,920,477	3,658,434
Up to one month [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	9,087	51,426
Up to one month [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	362,310	168,089
Up to one month [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	71,272	833,517
Up to one month [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	1,989,185	1,997,270
One to three months [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	26,409,954	23,840,167
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	15,469,550	12,890,565
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,267,858	123,114
Contractual amounts payable (outflows)	274,168	362,073
Total liabilities	993,690	(238,959)
One to three months [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	10,717,381	10,523,572
One to three months [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	3,995,758	1,801,493
One to three months [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	290,214	140,648
One to three months [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
One to three months [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	133,642	130,988
One to three months [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	332,555	293,864
Three to twelve months [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	42,782,806	39,862,618
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	28,566,865	26,556,691
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,155,340	464,466
Contractual amounts payable (outflows)	1,116,070	628,800
Total liabilities	39,270	(164,334)
Three to twelve months [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	20,100,704	18,803,383
Three to twelve months [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	4,976,816	6,363,038
Three to twelve months [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	5,088	31,489
Three to twelve months [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Three to twelve months [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	3,062,572	1,059,795
Three to twelve months [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	421,685	298,986
One to five years [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	65,440,380	60,040,832
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	56,867,332	54,823,319
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,663,518	1,770,499
Contractual amounts payable (outflows)	1,882,494	1,791,667
Total liabilities	(218,976)	(21,168)
One to five years [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	38,903,924	34,738,531
One to five years [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	4,639,124	6,597,765
One to five years [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	2,144	9,862
One to five years [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
One to five years [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	13,316,127	13,471,851
One to five years [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	6,013	5,310
Later than 5 years [Member]
Disclosure of detailed information about cash flows associated with the remaining contractual maturities [Line Items]
Undiscounted cash outflow required to repurchase derecognised financial assets	37,419,428	32,705,161
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	17,331,068	19,261,822
Derivative financial liabilities
Contractual amounts receivable (Inflows)	1,058,385	790,843
Contractual amounts payable (outflows)	1,104,179	862,514
Total liabilities	(45,794)	(71,671)
Later than 5 years [Member] | Deposits and obligations [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	8,663,463	8,662,213
Later than 5 years [Member] | Payables from reverse purchase agreements and security lendings and due to banks and correspondents [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	6,878,937	6,352,357
Later than 5 years [Member] | Accounts payable to reinsurers and and coinsurers [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than 5 years [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than 5 years [Member] | Bonds and notes [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	473,092	2,905,297
Later than 5 years [Member] | Other financial liabilities [Member]
Financial liabilities by type
Non-derivative financial liabilities, undiscounted cash flows	S/ 1,315,576	S/ 1,341,955